Summary of Significant Accounting Policies (Details 1) - Surge Holdings [Member] - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Marketable equity security	$ 649,000	$ 1,000,000
Conversion feature on convertible notes	5,262,448
Fair Value, Inputs, Level 1 [Member]
Marketable equity security
Conversion feature on convertible notes
Fair Value, Inputs, Level 2 [Member]
Marketable equity security	649,000	1,000,000
Conversion feature on convertible notes	5,262,448
Fair Value, Inputs, Level 3 [Member]
Marketable equity security
Conversion feature on convertible notes